OPPENHEIMER INSURED TAX-EXEMPT FUND
                  Supplement Dated January 5, 1996 to the
                     Prospectus dated August 29, 1995

The following changes are made to the Prospectus:

1. The name "Oppenheimer Management Corporation" is changed to "OppenheimerFunds, Inc." in "Expenses - Annual Fund Operating Expenses," "A Brief Overview of the Fund - Who Manages The Fund," Footnote 3 to the Financial Highlights table and the back cover page of the Prospectus. The name "Oppenheimer Funds Distributor, Inc." is changed to "OppenheimerFunds Distributor, Inc." in "How the Fund is Managed - The Distributor," "How to Buy Shares - Buying Shares Through the Distributor" and the back cover page of the Prospectus. The name "Oppenheimer Shareholder Services" is changed to "OppenheimerFunds Services" on the front and back cover pages of the Prospectus, in "How the Fund is Managed - the Transfer Agent" and in "How to Sell Shares - Selling Shares by Mail."

2. In "How to Buy Shares," a new section is added before the section entitled "Class A Shares," on page 26 as follows:

     Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

3. In "How to Buy Shares - Class A Shares - Reduced Sales Charges for Class A Share Purchases - Waivers of Class A Sales Charges," on pages 28 and 29, the following subsections are added to the end of the sub-section captioned "Waivers of Initial and Contingent
Deferred Sales Charges for Certain Purchasers":

     - directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;
     - accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts; or
     - any unit investment trust that has entered into an appropriate agreement with the Distributor.

4. In "How to Buy Shares - Class A Shares - Reduced Sales Charges for Class A Share Purchases - Waivers of Class A Sales Charges," on page 29 the following is added at the end of the sub-section captioned "Waivers of Initial and Contingent Deferred Sales Charges for Certain Transactions":

     - purchased with the proceeds of maturing principal of units
of any Qualified Unit    Investment Liquid Trust Series;

5. The following "Appendix A" is added to the Prospectus after the section entitled "Dividends, Capital Gains and Taxes" on page 42:

                                APPENDIX A

      Special Sales Charge Arrangements for Shareholders of the Fund
        Who Were Shareholders of the Former Quest for Value Funds

     The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

-- Reduced Class A Initial Sales Charge Rates for Certain Former
Quest Shareholders

- Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

  Front-End         Front-End
  Sales             Sales       Commission
  Charge            Charge      as
Number of           as a        as a         Percentage
Eligible            Percentage  Percentage   of
Employees           of Offering of Amount    Offering
or Members          Price       Invested     Price
--------------------------------------------------------
9 or fewer          2.50%       2.56%        2.00%
--------------------------------------------------------
At least 10 but not
 more than 49       2.00%       2.04%        1.60%

  For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on page 27 of this Prospectus.

  Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

-- Special Class A Contingent Deferred Sales Charge Rates

Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

-- Waiver of Class A Sales Charges for Certain Shareholders

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

  - Shareholders of the Fund who were shareholders of the AMA
Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

  - Shareholders of the Fund who acquired shares of any Former
Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

--  Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

  - Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

-- Waivers for Redemptions of Shares Purchased Prior to March 6,
1995

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995 in connection with: (i) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (ii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

-- Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (2) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (3) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.





January 5, 1996                                                  PS0865.004

                 OPPENHEIMER INTERMEDIATE TAX-EXEMPT FUND
                  Supplement Dated January 5, 1996 to the
       Prospectus dated August 29, 1995, Revised September 11, 1995

The following changes are made to the Prospectus:

1. The name "Oppenheimer Management Corporation" is changed to "OppenheimerFunds, Inc." in "Expenses - Annual Fund Operating Expenses," "A Brief Overview of the Fund - Who Manages The Fund," Footnote 3 to the Financial Highlights table and the back cover page of the Prospectus. The name "Oppenheimer Funds Distributor, Inc." is changed to "OppenheimerFunds Distributor, Inc." in "How the Fund is Managed - The Distributor," "How to Buy Shares - Buying Shares Through the Distributor" and the back cover page of the Prospectus. The name "Oppenheimer Shareholder Services" is changed to "OppenheimerFunds Services" on the front and back cover pages of the Prospectus, in "How the Fund is Managed - the Transfer Agent" and in "How to Sell Shares - Selling Shares by Mail."

2. In "How to Buy Shares," a new section is added before the section entitled "Class A Shares," on page 25 as follows:

  Special Sales Charge Arrangements for Certain Persons.
  Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

3. In "How to Buy Shares - Class A Shares - Reduced Sales Charges for Class A Share Purchases - Waivers of Class A Sales Charges," on pages 27 and 28, the following is added to the end of the sub-section captioned "Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers":

  - directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;
  - accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts; or
  - any unit investment trust that has entered into an appropriate agreement with the Distributor.

4. In "How to Buy Shares - Class A Shares - Reduced Sales Charges for Class A Share Purchases - Waivers of Class A Sales Charges," on page 28 the following is added at the end of the sub-section captioned "Waivers of Initial and Contingent Deferred Sales Charges for Certain Transactions":

  - purchased with the proceeds of maturing principal of units
of any Qualified Unit      Investment Liquid Trust Series;

5. The following "Appendix A" is added to the Prospectus after the section entitled "Dividends, Capital Gains and Taxes" on page 41:

                                APPENDIX A

      Special Sales Charge Arrangements for Shareholders of the Fund
        Who Were Shareholders of the Former Quest for Value Funds

  The initial and contingent sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Quest for Value Fund, Inc., Quest for Value Growth and Income Fund, Quest for Value Opportunity Fund, Quest for Value Small Capitalization Fund and Quest for Value Global Equity Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or (ii) received by such shareholder pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.

Class A Sales Charges

-- Reduced Class A Initial Sales Charge Rates for Certain Former
Quest Shareholders

- Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

  Front-End         Front-End
  Sales             Sales       Commission
  Charge            Charge      as
Number of           as a        as a         Percentage
Eligible            Percentage  Percentage   of
Employees           of Offering of Amount    Offering
or Members          Price       Invested     Price
--------------------------------------------------------
9 or fewer          2.50%       2.56%        2.00%
--------------------------------------------------------
At least 10 but not
 more than 49       2.00%       2.04%        1.60%

  For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on page 26 of this Prospectus.

  Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

-- Special Class A Contingent Deferred Sales Charge Rates

Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

--  Waiver of Class A Sales Charges for Certain Shareholders

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

  - Shareholders of the Fund who were shareholders of the AMA
Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

  - Shareholders of the Fund who acquired shares of any Former
Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

--  Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

  - Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers

--  Waivers for Redemptions of Shares Purchased Prior to March 6,
1995

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995 in connection with: (i) withdrawals under an automatic withdrawal plan holding only either Class B or C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (ii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

--  Waivers for Redemptions of Shares Purchased on or After March
6, 1995 but Prior to November 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, B or C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (2) withdrawals under an automatic withdrawal plan (but only for Class B or C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (3) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, B or C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.



January 5, 1996                                                  PS0860.003